PENSION - Schedule of Changes in Benefit Obligations and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Projected benefit obligation ("PBO") Funded Status [Abstract]
Fair value of plan assets	$ 1,466	$ 1,650
Benefit obligations	(1,388)	(1,588)
Funded status of plans	78	62
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Beginning balance	1,588	1,262
Service cost	5	4
Interest cost	60	$ 62
Defined Benefit Plan Net Periodic Benefit Cost Credit Interest Cost Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag		Interest cost
Plan participants' contributions	1	$ 1
Actuarial (gain) loss	(132)	284
Benefits paid	(98)	(89)
Settlements	(5)	(4)
Other	1	0
Currency impact	(32)	68
Ending balance	1,388	1,588
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Beginning balance	1,650	1,617
Employer contributions	6	4
Plan participants' contributions	1	1
Benefits paid	(98)	(89)
Actual (loss) return on assets	(58)	40
Settlements	(5)	(4)
Other	2	0
Currency impact	(32)	81
Ending balance	$ 1,466	$ 1,650